Parent Company Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Interest									$ 15,632	$ 6,354	$ 1,532
Total net revenue	90,420	87,194	106,577	102,368	109,519	76,232	41,447	37,888	386,559	265,086	74,784
Expenses
Interest									16,673	7,879	1,875
Total expenses	48,733	52,277	56,348	47,075	54,099	38,369	30,969	22,657	204,433	146,763	60,085
Income before provision for income taxes	41,687	34,917	50,229	55,293	55,420	37,863	10,478	15,231	182,126	118,323	14,699
Provision for income taxes	4,430	3,493	2,038						9,961
Net income	37,257	31,424	48,191	55,293	55,420	37,863	10,478	15,231	172,165	118,323	14,699
Parent Company
Revenue
Dividends from subsidiaries									664
Total net revenue									664
Expenses
Income before provision for income taxes									664
Provision for income taxes									9,961
Income before equity in undistributed earnings of subsidiaries									(9,297)
Equity in undistributed earnings of subsidiaries									23,697
Net income									$ 14,400